Earnings per share (Details) - Schedule of earnings per share - BRL (R$) R$ / shares in Units, R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Basic number:
Allocated basic earnings and not distributed	R$ 814	R$ 1,083
Net income allocated available to common shareholders	R$ 814	R$ 1,083
Basic denominator (millions of shares)
Weighted average of the number of shares (in Shares)	1,347	466
Basic earnings per million shares (R$) (in Brazil Real per share)	R$ 0.604492	R$ 2.32456
Diluted number:
Allocated diluted earnings and not distributed	R$ 814	R$ 1,083
Net income allocated available to common shareholders	R$ 814	R$ 1,083
Dilute denominator (millions of shares)
Weighted average of the number of shares (in Shares)	1,347	466
Weighted average of stock options plan	R$ 7	R$ 1
Diluted weighted average of shares (in Shares)	1,354	467
Diluted earnings per million shares (R$) (in Brazil Real per share)	R$ 0.601392	R$ 2.3212